Available-for-sale equity securities (Details) In Thousands, unless otherwise specified	Mar. 31, 2014 USD ($)	Mar. 31, 2014 CNY	Mar. 31, 2013 CNY	Mar. 31, 2014 Life Corporation Limited - listed on Australian Securities Exchange USD ($)	Mar. 31, 2014 Life Corporation Limited - listed on Australian Securities Exchange CNY	Mar. 31, 2013 Life Corporation Limited - listed on Australian Securities Exchange CNY	Mar. 31, 2014 Cordlife Group Limited - listed on Singapore Exchange USD ($)	Mar. 31, 2014 Cordlife Group Limited - listed on Singapore Exchange CNY	Mar. 31, 2013 Cordlife Group Limited - listed on Singapore Exchange CNY
Schedule of Available-for-sale Securities
Total listed equity securities, at market	$ 23,204	144,247	88,404	$ 745	4,630	8,284	$ 22,459	139,617	80,120